Operations and principal activities - Agreements (Details) - VIEs and VIEs Subsidiaries - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operations and principal activities
Proxy equity interests (as a percent)	100.00%
Exclusive Call Option Agreement
Operations and principal activities
Purchase price	¥ 0.01
Equity Interest Pledge Agreement
Operations and principal activities
Percentage of equity interest pledged from the shareholders	100.00%
Exclusive business cooperation agreements
Operations and principal activities
Service fee	¥ 251,739	¥ 584,914	¥ 339,623